Condensed Consolidated Balance Sheets - USD ($)	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Current Assets:
Cash	$ 3,479,287	$ 850,598	$ 3,190,560
Accounts receivable, net	6,892,699	7,627,717	3,973,793
Inventories	3,563,959	2,890,793	1,195,211
Prepaid expenses	380,135	269,209	519,887
Total current assets	14,316,080	11,638,317	8,879,451
Property and equipment, net	3,579,437	3,678,532	2,963,602
Intangibles, net	1,617,693	1,984,979	87,639
Goodwill	8,633,334	8,633,334
Operating lease right of use assets, net	3,323,390	3,596,317	1,352,483
Deferred tax asset	350,895	448,501	744,973
Equity method investment in Chef Inspirational	1,290,464
Deposits	52,249	52,249	20,177
Total Assets	33,163,542	30,032,229	14,048,325
Current Liabilities:
Accounts payable and accrued expenses	8,065,749	6,479,140	3,707,111
Term loan, net of debt discount of $48,726 and $57,771, respectively	1,502,998	1,235,333
Operating lease liability	378,223	292,699	147,684
Finance leases payable	180,085	218,039	190,554
Promissory note – related party	839,170	759,917
Series B Preferred Shares to be issued, net	185,000
Total current liabilities	11,151,225	8,985,128	4,045,349
Line of credit	990,000	765,000
Operating lease liability – net of current	2,992,603	3,339,255	1,218,487
Finance leases payable – net of current	295,805	376,132	474,743
Promissory note – related party, net of current	2,250,000	2,250,000
Term loan – net of current	5,043,104	6,206,896
Total long-term liabilities	11,571,512	12,937,283	1,693,230
Total Liabilities	22,722,737	21,922,411	5,738,579
Commitments and contingencies (Note 10)
Stockholders’ Equity:
Preferred stock, value
Common stock, $0.00001 par value; 250,000,000 shares authorized; 36,317,857 and 35,758,792 shares issued and outstanding as of October 31, 2022 and January 31, 2022	364	359	357
Additional paid in capital	22,472,793	20,587,789	20,535,793
Accumulated deficit	(11,882,852)	(12,328,830)	(12,076,904)
Less: Treasury stock, 230,000 shares at cost, respectively	(149,500)	(149,500)	(149,500)
Total Stockholders’ Equity	10,440,805	8,109,818	8,309,746
Total Liabilities and Stockholders’ Equity	33,163,542	30,032,229	14,048,325
Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value